ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4%
1,095,031	ABFC 2004-OPT4 Trust(a)	US0001M + 2.700%	4.3240	07/25/33	$ 1,028,788
4,248,790	ABFC 2005-WMC1 Trust(a)	US0001M + 0.885%	2.5090	06/25/35	3,591,643
4,979,067	ABFC 2007-NC1 Trust(a),(b)	US0001M + 1.000%	2.6240	05/25/37	3,912,706
2,721,339	ABFS Mortgage Loan Trust 2002-2(c)		6.7850	07/15/33	1,965,149
3,441,938	ABFS Mortgage Loan Trust 2002-3(c)		5.9020	09/15/33	2,406,984
1,507,020	ABFS Mortgage Loan Trust 2003-2(b),(d)		8.0000	04/25/34	517,912
678,000	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 4.125%	5.7490	11/25/33	652,788
155,446	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 2.025%	3.6490	06/25/34	141,238
1,654,446	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 2.775%	4.3990	11/25/34	2,012,028
5,102,559	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.950%	3.5740	12/25/34	3,842,427
553,139	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.320%	2.9440	01/25/35	479,548
4,265,824	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 1.845%	3.4690	04/25/35	2,796,366
2,891,514	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 0.420%	2.0440	06/25/36	2,644,342
4,588,721	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 0.435%	2.0590	08/25/36	4,211,245
2,417,000	ACE Securities Corp Home Equity Loan Trust Series(a)	US0001M + 4.500%	6.1240	08/25/40	1,703,934
2,022,292	Adjustable Rate Mortgage Trust 2005-1(a)	US0001M + 1.500%	3.1240	05/25/35	1,892,359
5,788,782	Adjustable Rate Mortgage Trust 2005-2(a)	US0001M + 1.350%	2.9740	06/25/35	4,101,399
142,166	Adjustable Rate Mortgage Trust 2005-3(d)		2.7490	07/25/35	134,357
833,937	Aegis Asset Backed Securities Trust Mortgage(a)	US0001M + 5.250%	6.8740	10/25/34	812,565
1,319,401	Alternative Loan Trust 2006-OA22(a)	US0001M + 0.240%	2.1040	02/25/47	1,234,362
7,655,721	American Home Mortgage Investment Trust 2006-1(a)	US0001M + 0.380%	2.0040	03/25/46	5,907,868
1,064,869	Ameriquest Mort Sec Inc Ass Bk Pas Thr Certs Ser(a)	US0001M + 3.300%	4.9240	08/25/32	960,778
2,409,578	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.800%	3.4240	09/25/34	2,154,390
2,722,790	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.920%	3.5440	09/25/34	2,276,880
2,351,672	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.100%	3.7240	11/25/34	2,136,011
3,778,100	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.890%	3.5140	01/25/35	3,045,119
8,517,852	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.500%	3.1240	03/25/35	8,188,245
7,500,000	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.800%	3.4240	07/25/35	6,416,135
3,344,036	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.830%	3.4540	07/25/35	3,157,165
9,502,921	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 1.095%	2.7190	09/25/35	7,534,301
1,170,950	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 2.175%	3.7990	01/25/36	1,204,423
8,228,563	Ameriquest Mortgage Securities Asset-Backed(a)	US0001M + 0.840%	2.4640	03/25/36	8,239,604
2,788	Amresco Residential Securities Corp Mort Loan(a)	US0001M + 1.350%	3.4740	11/25/29	2,582
27,063,178	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.795%	2.4190	10/25/35	20,671,521
16,332,870	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.690%	2.3140	01/25/36	13,423,789

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
5,387,084	Argent Securities Inc Asset-Backed Pass-Through(a)	US0001M + 0.615%	2.2390	03/25/36	$ 6,469,582
3,640,590	Asset Backed Securities Corp Home Equity Loan(a)	US0001M + 1.050%	2.6740	06/25/35	1,816,509
1,150,215	Banc of America Funding 2004-B Trust(d)		2.4110	12/20/34	908,422
7,454,916	Banc of America Funding 2006-G Trust(a)	US0001M + 0.480%	2.0920	07/20/36	6,904,234
2,686,270	Banc of America Mortgage 2004-K Trust(d)		2.4810	12/25/34	2,019,622
1,286,806	Bear Stearns ALT-A Trust 2004-11(a)	US0001M + 1.575%	3.1990	11/25/34	1,225,395
2,276,165	Bear Stearns ALT-A Trust 2004-6(a)	US0001M + 2.850%	4.4740	07/25/34	2,422,465
26,683	Bear Stearns ARM Trust 2003-8(d)		2.3210	01/25/34	24,757
414,219	Bear Stearns ARM Trust 2004-7(d)		2.6250	10/25/34	349,971
3,912,220	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.945%	2.5690	09/25/34	2,898,622
2,985,752	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.550%	4.1740	12/25/34	2,452,067
1,292,006	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 2.325%	3.9490	01/25/35	1,187,813
2,513,237	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.875%	3.4990	04/25/35	2,296,217
9,927,988	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.800%	3.4240	10/25/35	8,792,914
1,070,353	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.050%	2.6740	11/25/35	994,158
30,802,591	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.290%	1.9140	11/25/36	26,886,868
1,708,345	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 0.320%	1.9440	03/25/37	1,589,972
1,714,647	Bear Stearns Asset Backed Securities I Trust(a)	US0001M + 1.750%	3.3740	10/25/37	1,533,783
3,052,446	Bear Stearns Asset Backed Securities Trust 2006-4(a)	US0001M + 0.750%	2.3740	10/25/36	1,285,055
45,368,500	Carrington Mortgage Loan Trust Series 2006-FRE1(a)	US0001M + 0.300%	1.9240	07/25/36	32,535,508
2,726,188	Carrington Mortgage Loan Trust Series 2006-FRE2(a)	US0001M + 0.250%	1.8740	10/25/36	2,281,004
31,424,000	Carrington Mortgage Loan Trust Series 2006-NC2(a)	US0001M + 0.270%	1.8940	06/25/36	22,490,427
8,487,179	Carrington Mortgage Loan Trust Series 2006-NC4(a)	US0001M + 0.300%	1.9240	10/25/36	8,037,182
8,675,698	Carrington Mortgage Loan Trust Series 2006-RFC1(a)	US0001M + 0.435%	2.0590	05/25/36	7,877,104
13,581,827	Carrington Mortgage Loan Trust Series 2007-RFC1(a)	US0001M + 0.260%	1.8840	12/25/36	9,986,898
3,774,725	Centex Home Equity Loan Trust 2002-C(a)	US0001M + 1.150%	2.7740	09/25/32	3,552,142
58,269	Centex Home Equity Loan Trust 2004-B(a)	US0001M + 2.325%	3.9490	03/25/34	1,935
2,844,802	Centex Home Equity Loan Trust 2004-C(a)	US0001M + 1.725%	3.3490	06/25/34	2,555,460
1,801,997	Centex Home Equity Loan Trust 2004-C(a)	US0001M + 2.100%	3.7240	06/25/34	638,893
202,404	CHL Mortgage Pass-Through Trust 2004-6(d)		6.8640	05/25/34	206,955
81,751,747	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	3.3740	10/25/37	45,765,487
14,454,834	CIT Mortgage Loan Trust 2007-1(a),(b)	US0001M + 1.750%	3.3740	10/25/37	7,693,626
1,622,515	Citigroup Mortgage Loan Trust 2004-OPT1(a)	US0001M + 2.625%	4.2490	10/25/34	1,200,310
655,592	Citigroup Mortgage Loan Trust 2005-3(d)		2.6560	08/25/35	562,027
6,469,170	Citigroup Mortgage Loan Trust 2006-AMC1(a)	US0001M + 0.435%	2.0590	09/25/36	6,667,787

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
4,865,687	Citigroup Mortgage Loan Trust 2006-WMC1(a)	US0001M + 0.615%	2.2390	12/25/35	$ 3,999,592
200,597	Citigroup Mortgage Loan Trust 2007-10(d)		2.8280	09/25/37	180,110
10,525,695	Citigroup Mortgage Loan Trust 2007-AHL1(a)	US0001M + 0.270%	2.0290	12/25/36	11,085,740
8,699,573	Citigroup Mortgage Loan Trust 2007-AMC4(a)	US0001M + 0.300%	1.9240	05/25/37	9,884,164
683,041	Citigroup Mortgage Loan Trust, Inc.(a)	ICE LIBOR USD 1 Month + 1.935%	3.5590	02/25/35	559,565
2,505,868	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	3.4990	05/25/35	2,275,113
2,000,000	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.680%	3.3040	07/25/35	1,876,698
1,755,404	Citigroup Mortgage Loan Trust, Inc.(a)	US0001M + 1.875%	3.4990	07/25/35	1,369,491
163,499	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 5.625%	7.2490	10/25/32	172,415
128,188	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 4.500%	6.1240	11/25/33	139,370
1,813,521	Countrywide Asset-Backed Certificates(a)	US0001M + 2.625%	4.2490	10/25/34	1,655,766
2,419,929	Countrywide Asset-Backed Certificates(a)	US0001M + 2.625%	4.2490	11/25/34	2,070,784
3,946,506	Countrywide Asset-Backed Certificates(a)	US0001M + 1.725%	3.3490	12/25/35	2,774,967
5,709,694	Countrywide Asset-Backed Certificates(a)	US0001M + 1.500%	3.1240	01/25/36	4,756,466
4,000,469	Countrywide Asset-Backed Certificates(a),(b)	US0001M + 1.095%	2.7190	02/25/36	3,356,601
2,491,340	Countrywide Asset-Backed Certificates(a)	US0001M + 0.660%	2.2840	06/25/36	2,585,648
3,647,012	Countrywide Asset-Backed Certificates(a)	US0001M + 0.585%	2.2090	07/25/36	2,571,273
22,851,351	Countrywide Asset-Backed Certificates(a)	US0001M + 0.250%	1.8740	06/25/37	21,293,725
3,398,733	Countrywide Asset-Backed Certificates(a)	US0001M + 0.340%	1.9640	06/25/37	2,710,133
3,971,858	Countrywide Asset-Backed Certificates(a)	US0001M + 0.220%	1.8440	08/25/37	3,761,239
28,184,130	Countrywide Asset-Backed Certificates(a)	US0001M + 0.270%	1.8940	11/25/37	22,940,698
12,340,182	Countrywide Asset-Backed Certificates(a)	US0001M + 0.230%	1.8540	05/25/47	10,181,332
18,523,851	Countrywide Asset-Backed Certificates(a)	US0001M + 0.250%	1.8740	06/25/47	13,930,256
9,647,042	Countrywide Asset-Backed Certificates(a)	US0001M + 0.260%	1.8840	06/25/47	9,925,357
1,437,536	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 1.500%	3.1240	02/25/32	2,022,510
1,238,572	Credit Suisse First Boston Mortgage Securities(a)	US0001M + 3.850%	5.4740	04/25/34	614,969
1,672,937	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 4.500%	6.1240	03/25/33	1,054,972
126,643	Credit-Based Asset Servicing and Securitization,(a),(b)	US0001M + 2.850%	3.2720	10/25/34	105,660
1,742,748	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 0.660%	2.2840	12/25/35	1,119,397
1,997,993	Credit-Based Asset Servicing and Securitization,(a)	US0001M + 2.625%	3.2530	12/25/35	1,616,123
3,597,191	Credit-Based Asset Servicing and Securitization,(b),(c)		7.2500	03/25/46	923,074
4,347,068	CWABS Asset-Backed Certificates Trust 2004-7(a)	US0001M + 2.100%	3.7240	10/25/34	2,958,973
1,270,633	CWABS Asset-Backed Certificates Trust 2004-9(a)	US0001M + 1.650%	3.2740	11/25/34	1,069,455
1,974,692	CWABS Asset-Backed Certificates Trust 2005-11(a)	US0001M + 1.080%	2.7040	02/25/36	1,443,993
7,141,484	CWABS Asset-Backed Certificates Trust 2005-16(a)	US0001M + 1.140%	2.7640	05/25/36	3,945,978

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
6,601,961	CWABS Asset-Backed Certificates Trust 2006-7(a)	US0001M + 0.420%	2.0440	04/25/46	$ 6,281,017
1,475,381	Delta Funding Home Equity Loan Trust 1997-3		7.6500	10/25/28	1,329,289
1,355,353	Delta Funding Home Equity Loan Trust 1998-1(a)	US0001M + 0.825%	2.4490	05/25/30	1,160,353
1,254,004	Delta Funding Home Equity Loan Trust 1999-1(d)		6.8000	03/15/28	1,055,858
1,731,239	Delta Funding Home Equity Loan Trust 1999-2		7.3700	08/15/30	1,267,701
817,892	Delta Funding Home Equity Loan Trust 2000-3(c)		8.3900	11/15/30	673,666
503,919	Deutsche Mortgage Securities Inc Mortgage Loan(a),(b)	US0001M + 0.350%	1.6740	04/15/36	458,982
1,467,526	DSLA Mortgage Loan Trust 2004-AR1(a)	US0001M + 1.125%	2.7370	09/19/44	882,948
2,656,466	Ellington Loan Acquisition Trust 2007-2(a),(b)	US0001M + 1.700%	3.3240	05/25/37	1,950,174
5,657,998	EMC Mortgage Loan Trust 2005-B(a),(b)	US0001M + 2.250%	3.8740	04/25/42	5,741,495
1,782,268	EquiFirst Mortgage Loan Trust 2005-1(a)	US0001M + 1.800%	3.4240	04/25/35	1,663,777
1,724,282	Finance America Mortgage Loan Trust 2004-3(a)	US0001M + 1.650%	3.2740	11/25/34	1,514,242
2,015,642	First Franklin Mortgage Loan Trust 2003-FF4(a)	US0001M + 2.475%	4.0990	10/25/33	1,749,397
1,583,814	First Franklin Mortgage Loan Trust 2004-FF10(a)	US0001M + 2.325%	3.9490	05/25/34	1,363,949
843,880	First Franklin Mortgage Loan Trust 2004-FF4(a)	US0001M + 2.250%	3.8740	06/25/34	811,608
3,118,796	First Franklin Mortgage Loan Trust 2004-FF7(c)		5.5000	09/25/34	2,789,760
4,779,888	First Franklin Mortgage Loan Trust 2004-FFH2(a)	US0001M + 1.575%	3.1990	06/25/34	4,209,007
3,755,663	First Franklin Mortgage Loan Trust 2005-FF5(a)	US0001M + 1.200%	2.8240	05/25/35	3,091,239
14,043,598	First Franklin Mortgage Loan Trust 2005-FF9(a)	US0001M + 0.810%	2.4340	10/25/35	14,054,920
4,288,156	First Franklin Mortgage Loan Trust 2005-FFH2(a),(b)	US0001M + 1.050%	2.6740	04/25/35	3,718,216
3,860,000	First Franklin Mortgage Loan Trust 2006-FF5(a)	US0001M + 0.405%	2.0290	04/25/36	3,036,543
2,792,415	First Franklin Mortgage Loan Trust 2006-FF7(a)	US0001M + 0.375%	1.9990	05/25/36	2,557,393
6,636,344	First Franklin Mortgage Loan Trust 2006-FF9(a)	US0001M + 0.375%	1.9990	06/25/36	9,337,538
1,420,977	First Franklin Mortgage Loan Trust2006-FF3(a)	US0001M + 0.585%	2.2090	02/25/36	1,116,203
1,975,222	Fremont Home Loan Trust 2004-3(a)	US0001M + 1.875%	3.4990	11/25/34	1,610,697
375,966	Fremont Home Loan Trust 2004-4(a)	US0001M + 0.915%	2.5390	03/25/35	312,311
1,524,416	Fremont Home Loan Trust 2004-4(a)	US0001M + 1.425%	3.0490	03/25/35	1,232,620
5,916,418	Fremont Home Loan Trust 2005-1(a),(b)	US0001M + 1.800%	3.4240	06/25/35	2,758,896
6,738,909	Fremont Home Loan Trust 2005-A(a)	US0001M + 1.050%	2.6740	01/25/35	5,182,994
5,042,027	Fremont Home Loan Trust 2005-C(a)	US0001M + 0.990%	2.6140	07/25/35	3,561,398
5,046,572	GreenPoint Mortgage Funding Trust 2005-HY1(a)	US0001M + 0.885%	2.5090	07/25/35	5,106,206
3,330,644	GreenPoint Mortgage Funding Trust Series 2006-AR4(a)	US0001M + 0.640%	2.2640	09/25/46	2,820,790
4,032,640	GSAA Home Equity Trust 2004-11(a)	US0001M + 1.425%	3.0490	12/25/34	3,539,279
2,327,434	GSAA Home Equity Trust 2005-4(a)	US0001M + 1.725%	3.3490	03/25/35	2,062,853
10,661,059	GSAA Trust(a)	US0001M + 0.570%	2.1940	12/25/35	8,170,535

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
4,527,458	GSAMP Trust 2005-AHL2(a)	US0001M + 0.660%	2.2840	12/25/35	$ 3,314,925
5,528,111	GSAMP Trust 2005-HE5(a)	US0001M + 1.050%	2.6740	11/25/35	3,538,579
23,544,838	GSAMP Trust 2006-HE3(a)	US0001M + 0.420%	2.0440	05/25/46	17,403,492
6,154,038	GSAMP Trust 2006-HE8(a)	US0001M + 0.250%	1.8740	01/25/37	4,806,014
5,149,421	GSAMP Trust 2006-NC1(a)	US0001M + 0.570%	2.1940	02/25/36	6,025,463
2,024,684	GSAMP Trust 2006-SD2(a),(b)	US0001M + 0.705%	2.3290	05/25/46	1,467,239
9,814	GSR Mortgage Loan Trust 2005-7F(a)	US0001M + 0.500%	2.1240	09/25/35	9,657
982,440	GSRPM Mortgage Loan Trust Series 2004-1(a),(b)	US0001M + 5.250%	6.8740	09/25/42	870,993
1,443,487	HarborView Mortgage Loan Trust 2005-15(a)	US0001M + 0.740%	2.3520	10/20/45	1,006,625
1,212,752	HarborView Mortgage Loan Trust 2006-12(a)	US0001M + 0.250%	1.8620	01/19/38	2,038,059
3,839,340	Home Equity Asset Trust 2005-3(a)	US0001M + 1.065%	2.6890	08/25/35	3,770,122
2,274,766	Home Equity Asset Trust 2005-6(a)	US0001M + 1.065%	2.6890	12/25/35	3,682,138
11,778,284	Home Equity Asset Trust 2005-7(a)	US0001M + 0.750%	2.3740	01/25/36	11,223,322
19,900,150	Home Equity Asset Trust 2006-4(a)	US0001M + 0.480%	2.1040	08/25/36	17,434,418
800,830	Home Equity Mortgage Loan Asset-Backed Trust(d)		6.5370	11/25/30	743,421
4,703,389	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 2.325%	3.9490	07/25/34	3,973,676
7,354,811	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.600%	2.2240	03/25/36	5,384,262
16,668,665	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.540%	2.1640	06/25/36	14,069,680
4,404,979	Home Equity Mortgage Loan Asset-Backed Trust(a)	US0001M + 0.290%	2.0590	08/25/36	4,596,008
287,697	Impac CMB Trust Series 2004-10(a)	US0001M + 0.855%	2.4790	03/25/35	255,602
20,667	IndyMac INDX Mortgage Loan Trust 2004-AR6(d)		2.9280	10/25/34	19,267
995,969	IXIS Real Estate Capital Trust 2005-HE2(a)	US0001M + 1.035%	2.6590	09/25/35	952,868
5,611,885	JP Morgan Mortgage Acquisition Trust 2006-CH1(a)	US0001M + 1.800%	3.4240	07/25/36	4,822,595
2,961,371	JP Morgan Mortgage Acquisition Trust 2006-CW1(a)	US0001M + 0.450%	2.0740	05/25/36	3,097,403
3,776,739	JP Morgan Mortgage Acquisition Trust 2007-HE1(a)	US0001M + 0.260%	1.8840	03/25/47	3,790,958
1,902,704	Long Beach Mortgage Loan Trust 2003-1(a)	US0001M + 6.000%	7.6240	03/25/33	2,508,541
7,489,977	Long Beach Mortgage Loan Trust 2005-1(a)	US0001M + 1.575%	3.1990	02/25/35	5,637,125
11,153,656	Long Beach Mortgage Loan Trust 2005-3(a)	US0001M + 0.705%	2.3290	08/25/45	10,347,044
639,438	MAFI II Remic Trust 1998-A		6.0000	02/20/27	546,522
509,263	MASTR Adjustable Rate Mortgages Trust 2004-5(d)		2.7630	07/25/34	407,160
563,468	MASTR Alternative Loan Trust 2002-2(d)		7.1280	10/25/32	51,911
1,497,751	Mastr Asset Backed Securities Trust 2004-HE1(a)	US0001M + 5.250%	6.8740	09/25/34	1,244,612
1,575,958	Mastr Asset Backed Securities Trust 2004-WMC3(a)	US0001M + 1.800%	3.4240	10/25/34	2,004,413
118,955	Mastr Asset Backed Securities Trust 2005-NC1(a)	US0001M + 2.295%	3.9190	12/25/34	415,557
4,309,703	Mastr Asset Backed Securities Trust 2007-HE1(a)	US0001M + 0.300%	1.9240	05/25/37	4,181,442

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
901,537	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.265%	3.5560	07/25/35	$ 895,864
1,459,383	Mastr Specialized Loan Trust(a),(b)	US0001M + 1.250%	3.4990	11/25/35	919,967
6,460,152	Mastr Specialized Loan Trust(a),(b)	US0001M + 2.400%	4.0240	01/25/36	4,180,511
1,250,552	Meritage Mortgage Loan Trust 2004-2(a)	US0001M + 1.725%	3.3490	01/25/35	1,122,497
2,832,958	Merrill Lynch Mortgage Investors Trust 2002-AFC1(a)	US0001M + 3.450%	5.0740	09/25/32	2,824,988
20,264	Merrill Lynch Mortgage Investors Trust MLMI Series(a)	US0012M + 1.625%	4.3210	12/25/32	19,353
85,884	Merrill Lynch Mortgage Investors Trust MLMI Series(a)	US0006M + 1.500%	3.5860	02/25/33	82,743
500,708	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.175%	3.7990	07/25/34	432,168
1,504,514	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 2.400%	4.0240	10/25/34	1,385,083
5,937,647	Merrill Lynch Mortgage Investors Trust Series(a)	US0001M + 0.975%	2.5990	04/25/35	5,694,767
268,294	Merrill Lynch Mortgage Investors Trust Series MLCC(a)	US0001M + 1.005%	2.6290	03/25/30	191,914
3,379,233	Merrill Lynch Mortgage Investors Trust Series MLCC(d)		2.0570	02/25/36	2,391,426
1,467,852	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC2(a)	US0001M + 5.250%	6.8740	07/25/34	1,824,069
399,590	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.350%	2.9740	01/25/35	369,023
295,095	Morgan Stanley A.B.S Capital I Inc Trust 2004-WMC3(a)	US0001M + 1.650%	3.2740	01/25/35	262,003
2,378,505	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC2(a)	US0001M + 0.975%	2.5990	02/25/35	1,945,538
4,303,249	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC3(a)	US0001M + 1.065%	2.6890	03/25/35	3,378,562
5,738,016	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC5(a)	US0001M + 1.800%	3.4240	06/25/35	4,884,790
2,865,287	Morgan Stanley A.B.S Capital I Inc Trust 2005-WMC6(a)	US0001M + 1.065%	2.6890	07/25/35	2,521,920
10,581,642	Morgan Stanley A.B.S Capital I Inc Trust 2006-NC1(a)	US0001M + 0.630%	2.2540	12/25/35	10,189,483
3,152,784	Morgan Stanley A.B.S Capital I Inc Trust 2007-HE6(a)	US0001M + 0.260%	1.8840	05/25/37	7,034,717
1,637,529	Morgan Stanley Home Equity Loan Trust 2006-2(a)	US0001M + 0.540%	2.1640	02/25/36	1,745,556
67,111	Morgan Stanley Mortgage Loan Trust 2004-7AR(d)		2.4680	09/25/34	67,025
7,826,530	Nationstar Home Equity Loan Trust 2007-A(a)	US0001M + 0.370%	1.9940	03/25/37	7,612,837
6,346,549	Nationstar Home Equity Loan Trust 2007-B(a)	US0001M + 0.470%	2.0940	04/25/37	8,560,663
657,803	New Century Home Equity Loan Trust(d)		5.6500	08/25/34	663,117
6,601,501	New Century Home Equity Loan Trust 2004-4(a)	US0001M + 1.425%	3.0490	02/25/35	5,840,332
2,019,256	New Century Home Equity Loan Trust 2005-1(a)	US0001M + 1.200%	2.8240	03/25/35	1,855,811
3,687,075	New Century Home Equity Loan Trust 2006-2(a)	US0001M + 0.310%	1.9340	08/25/36	3,821,655
196,251	New Century Home Equity Loan Trust Series 2003-5(a)	US0001M + 0.800%	2.4240	11/25/33	183,451
2,732,370	Newcastle Mortgage Securities Trust 2006-1(a)	US0001M + 0.855%	2.4790	03/25/36	2,516,690
16,683	Nomura Asset Acceptance Corp Alternative Loan		7.0000	04/25/33	16,666
6,767	Nomura Asset Acceptance Corp Alternative Loan		6.0000	05/25/33	6,611
4,750,000	Nomura Home Equity Loan Inc Home Equity Loan Trust(a)	US0001M + 1.080%	2.7040	09/25/35	4,018,692
1,311,437	Nomura Home Equity Loan Inc Home Equity Loan Trust(a)	US0001M + 0.555%	2.1790	03/25/36	1,199,524

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
3,126,335	NovaStar Mortgage Funding Trust Series 2003-1(a)	US0001M + 3.000%	4.6240	05/25/33	$ 2,754,645
5,952,157	Opteum Mortgage Acceptance Corp Asset Backed(a)	US0001M + 0.645%	2.2690	12/25/35	5,951,951
7,347,918	Option One Mortgage Loan Trust 2005-2(a)	US0001M + 1.035%	2.6590	05/25/35	5,173,645
2,976,721	Option One Mortgage Loan Trust 2005-3(a)	US0001M + 1.005%	2.6290	08/25/35	1,828,904
4,132,926	Option One Mortgage Loan Trust 2005-4(a)	US0001M + 0.900%	2.5240	11/25/35	3,371,964
2,624,724	Option One Mortgage Loan Trust 2005-5(a)	US0001M + 0.870%	2.4940	12/25/35	2,868,178
13,444,567	Option One Mortgage Loan Trust 2007-CP1(a)	US0001M + 0.300%	1.9240	03/25/37	10,874,751
2,288,621	Ownit Mortgage Loan Trust Series 2006-3(a)	US0001M + 0.495%	2.1190	03/25/37	2,271,525
1,613,635	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.925%	4.5490	10/25/34	1,168,995
3,213,341	Park Place Securities Inc Asset-Backed(a)	US0001M + 2.625%	4.2490	02/25/35	2,064,322
7,691,717	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.875%	3.4990	03/25/35	6,812,667
3,547,998	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.800%	3.4240	06/25/35	5,067,356
3,983,771	Park Place Securities Inc Asset-Backed(a)	US0001M + 1.020%	2.6440	07/25/35	4,352,626
17,293,989	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.915%	2.5390	09/25/35	14,318,385
3,731,979	Park Place Securities Inc Asset-Backed(a)	US0001M + 0.990%	2.6140	09/25/35	3,330,943
7,027,794	Popular A.B.S Mortgage Pass-Through Trust 2006-B(a)	US0001M + 0.750%	2.3740	05/25/36	5,042,975
8,344,537	Popular A.B.S Mortgage Pass-Through Trust 2007-A(a)	US0001M + 0.310%	1.9340	06/25/47	7,188,520
5,984,900	Quest Trust(a),(b)	US0001M + 3.375%	4.9990	03/25/35	5,388,130
4,473,742	RAAC Series 2006-RP2 Trust(a),(b)	US0001M + 1.250%	3.4990	02/25/37	3,771,717
14,326,279	RAAC Series 2007-SP3 Trust(a)	US0001M + 2.250%	3.8740	09/25/47	11,812,151
1,566,282	RAMP Series 2004-RS7 Trust(d)		2.9350	07/25/34	1,457,812
2,273,988	RAMP Series 2005-EFC1 Trust(a)	US0001M + 1.200%	3.4240	05/25/35	2,029,822
3,533,118	RAMP Series 2005-EFC6 Trust(a)	US0001M + 0.630%	2.5690	11/25/35	2,511,835
3,275,715	RAMP Series 2005-RS8 Trust(a)	US0001M + 0.600%	2.5240	09/25/35	2,803,333
8,570,079	RAMP Series 2006-EFC1 Trust(a)	US0001M + 0.540%	2.4340	02/25/36	8,066,919
2,453,921	RAMP Series 2006-RS1 Trust(a)	US0001M + 0.410%	2.2390	01/25/36	1,972,705
3,666,650	RAMP Series 2006-RS4 Trust(a)	US0001M + 0.380%	2.1940	07/25/36	3,369,463
16,198,410	RAMP Series 2006-RZ4 Trust(a)	US0001M + 0.380%	2.0040	10/25/36	13,471,809
1,779,606	RASC Series 2005-EMX1 Trust(a),(b)	US0001M + 4.500%	6.1240	03/25/35	1,674,370
2,701,695	RASC Series 2005-KS1 Trust(a)	US0001M + 1.250%	3.4990	02/25/35	2,485,028
6,319,129	RASC Series 2005-KS12 Trust(a)	US0001M + 0.670%	2.6290	01/25/36	6,579,902
1,380,578	RASC Series 2005-KS2 Trust(a)	US0001M + 0.770%	2.7790	03/25/35	1,367,712
1,546,436	RASC Series 2005-KS6 Trust(a)	US0001M + 1.700%	4.1740	07/25/35	1,503,726
2,414,352	RASC Series 2005-KS9 Trust(a)	US0001M + 1.250%	3.4990	10/25/35	1,868,025
2,829,282	RASC Series 2006-EMX1 Trust(a)	US0001M + 0.470%	2.3290	01/25/36	2,216,719

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
7,925,199	RASC Series 2006-EMX2 Trust(a)	US0001M + 0.420%	2.2540	02/25/36	$ 6,170,529
9,161,969	RASC Series 2006-EMX4 Trust(a)	US0001M + 0.280%	2.0440	06/25/36	7,252,937
1,992,148	Renaissance Home Equity Loan Trust 2002-1(a)	US0001M + 2.925%	4.5490	06/25/32	1,685,286
1,287,832	Renaissance Home Equity Loan Trust 2002-2(a)	US0001M + 2.250%	3.8740	08/25/32	1,135,717
413,413	Renaissance Home Equity Loan Trust 2003-2(c)		4.2930	08/25/33	374,465
11,154,296	Renaissance Home Equity Loan Trust 2005-1(c)		5.4050	05/25/35	1,988,692
7,433,002	Renaissance Home Equity Loan Trust 2005-2(c)		5.1010	08/25/35	1,950,245
171,372	SASCO Mortgage Loan Trust 2003-GEL1(a)	US0001M + 4.500%	6.1240	10/25/33	148,292
2,309,753	Saxon Asset Securities Trust 2004-2(c)		6.0000	08/25/35	1,633,819
2,149,653	Saxon Asset Securities Trust 2005-2(a)	US0001M + 0.705%	2.3290	10/25/35	1,770,939
5,325,498	Saxon Asset Securities Trust 2005-4(a)	US0001M + 0.930%	2.5540	11/25/37	4,611,661
11,160,315	Saxon Asset Securities Trust 2006-2(a)	US0001M + 0.320%	1.9440	09/25/36	9,807,959
4,409,895	Saxon Asset Securities Trust 2007-3(a)	US0001M + 0.900%	2.5240	09/25/47	4,681,173
10,935,000	Saxon Asset Securities Trust 2007-4(a),(b)	US0001M + 3.000%	4.6240	12/25/37	7,109,413
1,224,718	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 0.975%	2.5990	12/25/34	1,110,217
9,548,924	Securitized Asset Backed Receivables, LLC Trust(a)	US0001M + 1.005%	2.6290	10/25/35	6,110,337
1,500,000	Security National Mortgage Loan Trust 2005-2(b),(d)		6.9100	02/25/35	1,182,234
10,331,824	Sequoia Mortgage Trust 2004-10(d),(e)		0.0900	11/20/34	8,930
1,093,237	Sequoia Mortgage Trust 2004-10(a)	US0001M + 0.750%	2.3450	11/20/34	794,221
3,543,889	Soundview Home Loan Trust 2005-1(a)	US0001M + 1.950%	3.5740	04/25/35	3,610,302
2,180,788	Soundview Home Loan Trust 2005-3(a)	US0001M + 0.990%	2.6140	06/25/35	2,134,757
1,117,187	Soundview Home Loan Trust 2005-A(a)	US0001M + 1.350%	2.9740	04/25/35	1,114,272
4,542,879	Soundview Home Loan Trust 2005-OPT1(a)	US0001M + 0.825%	2.4490	06/25/35	3,959,705
5,321,456	Soundview Home Loan Trust 2005-OPT1(a)	US0001M + 1.050%	2.6740	06/25/35	3,321,247
5,711,486	Soundview Home Loan Trust 2005-OPT2(a)	US0001M + 1.125%	2.7490	08/25/35	3,327,050
3,977,500	Soundview Home Loan Trust 2005-OPT3(a)	US0001M + 1.020%	2.6440	11/25/35	3,317,881
6,640,397	Soundview Home Loan Trust 2005-OPT4(a)	US0001M + 0.825%	2.4490	12/25/35	6,078,035
11,000,235	Soundview Home Loan Trust 2006-1(a)	US0001M + 0.615%	2.2390	02/25/36	11,224,163
9,953,500	Soundview Home Loan Trust 2006-OPT2(a)	US0001M + 0.450%	2.0740	05/25/36	7,913,794
13,644,450	Soundview Home Loan Trust 2006-OPT4(a)	US0001M + 0.420%	2.0440	06/25/36	12,079,838
4,210,678	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 0.975%	2.5990	06/25/36	3,314,510
5,259,977	Specialty Underwriting & Residential Finance Trust(a)	US0001M + 0.585%	2.2090	12/25/36	5,708,524
2,549,085	Structured Asset Investment Loan Trust 2004-10(a)	US0001M + 3.750%	5.3740	11/25/34	3,141,810
3,046,231	Structured Asset Investment Loan Trust 2005-HE2(a)	US0001M + 0.780%	2.4040	07/25/35	2,656,462
2,069,288	Structured Asset Investment Loan Trust 2005-HE3(a)	US0001M + 0.795%	2.4190	09/25/35	1,998,304

ALPHACENTRIC INCOME OPPORTUNITIES FUND (IOFAX, IOFCX, IOFIX)
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2022

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES — 105.4% (Continued)
130,650	Structured Asset Mortgage Investments II Trust(d)		2.2850	10/19/34	$ 116,794
1,874,056	Structured Asset Mortgage Investments II Trust(a)	US0001M + 0.750%	2.3450	07/19/35	1,688,104
1,117,618	Structured Asset Mortgage Investments Trust(a)	US0001M + 0.825%	2.4200	02/19/33	892,465
2,473,316	Structured Asset Securities Corp 2005-NC1(a)	US0001M + 1.950%	3.5740	02/25/35	2,423,366
478,047	Structured Asset Securities Corp 2005-WF1(a)	US0001M + 1.905%	3.5290	02/25/35	453,078
5,234,657	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.645%	2.2690	10/25/36	5,560,483
6,188,221	Structured Asset Securities Corp Mortgage Loan(a)	US0001M + 0.230%	1.8540	02/25/37	6,235,777
9,415,856	Structured Asset Securities Corp Mortgage Loan(a),(b)	US0001M + 0.300%	1.9240	08/25/46	9,439,040
9,369,618	Structured Asset Securities Corp Trust 2005-AR1(a)	US0001M + 0.750%	2.3740	09/25/35	8,191,811
5,740,000	Terwin Mortgage Trust 2007-QHL1(a),(b)	US0001M + 1.500%	3.1240	10/25/38	5,336,451
3,002,389	Terwin Mortgage Trust Series TMTS 2005-6HE(a)	US0001M + 1.200%	2.8240	04/25/36	2,836,787
281,351	Thornburg Mortgage Securities Trust 2004-2(a)	US0001M + 1.000%	2.6240	06/25/44	213,387
757,000	Truman Capital Mortgage Loan Trust(a),(b)	US0001M + 5.250%	6.8740	03/25/37	787,123
681,150	WaMu Mortgage Pass-Through Certificates Series(d)		2.4990	10/25/33	578,931
104,401	WaMu Mortgage Pass-Through Certificates Series(a)	COF 11 + 1.250%	1.4730	11/25/42	100,855
2,331,185	Washington Mutural Asset-Backed Certificates WMABS(a)	US0001M + 0.540%	2.1640	04/25/36	2,187,894
7,426,599	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 0.675%	2.2990	05/25/36	6,296,145
12,541,742	Wells Fargo Home Equity Asset-Backed Securities(a)	US0001M + 0.405%	2.0290	01/25/37	13,255,134
	TOTAL NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES (Cost $947,838,473)				1,206,733,587

	TOTAL INVESTMENTS - 105.4% (Cost $947,838,473)				$ 1,206,733,587
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.4)%				(61,762,293)
	NET ASSETS - 100.0%				$ 1,144,971,294

LLC	- Limited Liability Company
REMIC	- Real Estate Mortgage Investment Conduit
COF 11	Cost of Funds for the 11th District of San Francisco
ICE LIBOR USD 1 Month	ICE LIBOR USD 1 Month
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month
(a)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2022 the total market value of 144A securities is $126,853,121 or 11.1% of net assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2022.
(d)	Variable rate security; the rate shown represents the rate on June 30, 2022.
(e)	Illiquid security. Total illiquid securities represents 0.0% of net assets as of June 30, 2022.